Commitments - Additional Information (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Commitments [line items]
Purchase orders remain outstanding	$ 1,327,294	$ 12,756,962
Deposits	$ 481,400	$ 8,541,630